Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Average SCT Total for Non-PEO NEOs ($)(4)(5)	Average CAP to Non-PEO NEOs ($)(4)(5)	Value of Fixed $100 Investment Based on:			Company Selected Measure: Adjusted EBITDA ($ in thousands)(8)
Year	SCT Total for PEO ($)	CAP to PEO ($)(3)	SCT Total for PEO ($)	CAP to PEO ($)(3)			TSR ($)(6)	Peer Group TSR ($)(6)	Net Income ($ in thousands)(7)
2022(1)	10,730,582	2,058,584	—	—	1,700,025	138,203	11.88	117.13	(572,912)	768,878
2022(2)	—	—	2,631,049	2,368,975	1,700,025	138,203	11.88	117.13	(572,912)	768,878
2021(2)	—	—	9,016,080	6,549,945	3,308,731	2,410,564	45.76	137.40	102,080	838,325
2020(2)	—	—	5,974,236	5,974,236	2,812,800	2,812,800	82.54	116.75	(520,564)	706,313

Named Executive Officers, Footnote [Text Block]			The PEO for this row is Mr. White, who was appointed Chief Executive Officer on February 1, 2022 and continues to serve as our Chief Executive OfficerThe PEO for this row is Mr. Tabak, who served as our Chief Executive Officer until January 31, 2022, at which point he retired.The Non-PEO NEOs included for 2022 are Messrs. Head, Doctoroff and Kim; for 2021 are Messrs. Head, White, Doctoroff, Kim, David L. Redmond and Paul Galant; and for 2020 are Messrs. Redmond, White, Kim and Doctoroff.
Peer Group Issuers, Footnote [Text Block]			The peer group used for this Pay versus Performance analysis is the S&P Composite 1500 Health Care Technology Index (the “HCT Index”). The table assumes that the value of the investment in our Class A common stock and the HCT Index was $100 at October 9, 2020, which was the first day our Class A common stock was traded on the New York Stock Exchange, and that all dividends paid by those companies included in the HCT Index were reinvested. The table is based on historical data and is not necessarily indicative of future performance.
Adjustment To PEO Compensation, Footnote [Text Block]			In accordance with the requirements of Item 402(v)(2)(iii), to determine CAP, we began with the totals disclosed in the SCT above and then made the following adjustments. For 2022: (a) with respect to Mr. White, we deducted $9,757,427, which is the sum of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $2,231,839, which was the fair value at December 31, 2022 of stock options and restricted stock units granted in 2022 (all of which remain unvested), we then deducted $1,146,410, which was the change in fair value of stock options and restricted stock units granted prior to 2022 from December 31, 2021 to December 31, 2022, in the case of such awards that remained outstanding and unvested as of December 31, 2022, or to the date of vesting, in the case of such awards that vested during 2022; (b) with respect to Mr. Tabak, we deducted $0, which is the sum of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we then added $262,074, which was the change in fair value of restricted stock units granted prior to 2022 from December 31, 2021 to the date of vesting for awards that vested during 2022. For 2021, we deducted $6,999,997, which is the sum of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $3,579,344, which was the fair value at December 31, 2021 of restricted stock units and shares of restricted stock granted in 2021 that remained unvested as of December 31, 2021, we then added $954,518, which was the change in fair value of restricted stock units granted in 2021 that vested in 2021 from the date of grant to the date of vest. For 2020, no adjustments were made the totals disclosed in the SCT to reach CAP as no equity awards were granted or outstanding in 2020.
Non-PEO NEO Average Total Compensation Amount			$ 1,700,025	$ 3,308,731	$ 2,812,800
Non-PEO NEO Average Compensation Actually Paid Amount			$ 138,203	2,410,564	2,812,800
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]			To determine Average CAP, we began with the average of the totals disclosed in the SCT above for our non-PEO NEOs and then made the following adjustments. For 2022, we deducted $1,111,262, which is the sum of the average of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $265,784, which was the average fair value at December 31, 2022 of stock options and restricted stock units granted in 2022 (all of which remain unvested), we then deducted $716,344 which was the average change in fair value of stock options and restricted stock units granted prior to 2022 from December 31, 2021 to December 31, 2022, in the case of such awards that remained outstanding and unvested as of December 31, 2022, or the date of vesting, in the case of such awards that vested during 2022. For 2021, we deducted $2,165,817, which is the sum of the average of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $819,524, which was the average fair value at December 31, 2021 of stock options and restricted stock units granted in 2021 that remained unvested as of December 31, 2021, we then added $448,126, which was the average change in fair value of restricted stock units granted in 2021 that vested in 2021 from the date of grant to the date of vest. For 2020, no adjustments were made to the average of the totals disclosed in the SCT to reach Average CAP as no equity awards were granted or outstanding in 2020.
Total Shareholder Return Amount			$ 11.88	45.76	82.54
Peer Group Total Shareholder Return Amount			117.13	137.40	116.75
Net Income (Loss)			$ (572,912)	$ 102,080	$ (520,564)
Company Selected Measure Amount			768,878	838,325	706,313
PEO Name	Mr. Tabak	Mr. White
Additional 402(v) Disclosure [Text Block]	As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “Compensation Actually Paid” (“CAP”) for Messrs. White and Tabak, our principal executive officers (“PEOs”), and “Average Compensation Actually Paid” by the Company for our non-PEO named executive officers (“Non-PEO NEOs”), as each such term is defined in Item 402(v), and the financial performance and total stockholder return (“TSR”) of the Company for each of the 2020, 2021 and 2022 fiscal years, calculated in a manner consistent with Item 402(v). In determining CAP, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”) for the applicable fiscal years, as Item 402(v)’s valuation methods for this table differ from those required in the SCT. For a more accurate description of our executive compensation program and the factors used by the Compensation Committee to determine pay for our named executive officers, see the “Compensation Discussion and Analysis” section of this proxy statement.As reported in the Annual Report on Form 10-K for the fiscal year ended December 31, 2022, these amounts reflect “net income” of the Company.
Narrative Disclosure to Pay versus Performance Table
The most important financial metrics used in determining compensation of our named executive officers are revenue and adjusted EBITDA, as each of these metrics are 50% weighted in determining payouts under our cash bonus plans in 2021 and 2022. Between these two metrics, the Compensation Committee believes that adjusted EBITDA is more important in determining compensation of our named executive officers.
We believe the above table reinforces our pay for performance philosophy. We first note that CAP is significantly less than the amounts reported in the Summary Compensation Table for each of 2022, 2021, and 2020. This is due to the decrease in the price of our common stock over the period set forth in the above table, as the year-end value of restricted stock units and stock options or, in the case of awards that have vested, the value at the date of vesting, has generally been lower than the value at grant date or end of the preceding year. In this way, our CAP is closely linked to our TSR, which as shown in the above table, has been negative over the period represented and has lagged well behind the peer group used for purposes of this Pay versus Performance analysis. As such, we believe that when comparing TSR and CAP, our pay for performance philosophy is supported.
Net income, on the other hand, is much less linked to the CAP set forth in the above table given it does not have any impact on the adjustments made to reach CAP and does not play any role in how we determine NEO compensation. Although net income significantly increased from 2020 to 2021, it declined significantly from 2021 to 2022, in large part due to a $662.2 million impairment of goodwill and indefinite-lived intangible assets taken in 2022, primarily due to macroeconomic factors resulting in higher interest and discount rates in 2022.
We believe that adjusted EBITDA is a more useful metric than net income in determining the performance of our business and, for this reason, we use it in determining compensation of our named executive officers and thus it has a direct impact on the figures in the above table. Our adjusted EBITDA increased from 2020 to 2021 and the Compensation Actually Paid for our PEO also increased over that time while the Average Compensation Actually Paid to our Non-PEO NEOs remained generally flat. Our adjusted EBITDA declined from 2021 to 2022 and CAP also decreased from 2021 to 2022. As such, we believe that when comparing adjusted EBITDA and CAP, our pay for performance philosophy is supported.
			Tabular List of Financial Performance MeasuresIn accordance with the requirements of Item 402(v)(6), we have identified an unranked list of the most important financial performance measures, which the Compensation Committee considered when making executive compensation decisions for 2022. The use of each performance measure other than stock price is further described in the “Compensation Discussion and Analysis” section of this proxy statement. The value of our equity awards is significantly impacted by the value of our common stock. Since equity awards are a key component of our named executive officers’ total target compensation, our stock price functionally serves as a third important financial metric in determining their compensationAll information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of our Company with the SEC, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			•Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			For purposes of Item 402(v)(2)(iii), we have identified adjusted EBITDA as our Company-Selected Measure. Although adjusted EBITDA is an important financial performance measure that the Compensation Committee considers when making executive compensation decisions with the intent of aligning compensation with Company performance and has been selected as a co-equal performance metric under our 2022 bonus plan, the Compensation Committee does not evaluate CAP as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations or use any financial performance measure specifically to link CAP to Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			•Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			•Stock Price
White [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 10,730,582
PEO Actually Paid Compensation Amount			2,058,584
Tabak [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,631,049	$ 9,016,080	$ 5,974,236
PEO Actually Paid Compensation Amount			2,368,975	6,549,945	$ 5,974,236
PEO [Member] | White [Member] | Adjustment, Deductions For Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,757,427)
PEO [Member] | White [Member] | Adjustment, Additions For Fair Value Of Stock Awards And Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,231,839
PEO [Member] | White [Member] | Adjustment, Deductions For Change In Fair Value Of Stock Options And Restricted Stock Units Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,146,410)
PEO [Member] | Tabak [Member] | Adjustment, Deductions For Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(6,999,997)
PEO [Member] | Tabak [Member] | Adjustment, Additions For Fair Value Of Stock Awards And Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,579,344
PEO [Member] | Tabak [Member] | Adjustment, Additions For Change In Fair Value Of Stock Options And Restricted Stock Units Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(262,074)	(954,518)
Non-PEO NEO [Member] | Adjustment, Deductions For Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,111,262	2,165,817
Non-PEO NEO [Member] | Adjustment, Additions For Fair Value Of Stock Awards And Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			265,784	819,524
Non-PEO NEO [Member] | Adjustment, Deductions For Change In Fair Value Of Stock Options And Restricted Stock Units Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 716,344
Non-PEO NEO [Member] | Adjustment, Additions For Change In Fair Value Of Stock Options And Restricted Stock Units Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 448,126